UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Integrated Global Equity Fund

Investor Class (TQGEX)

This semi-annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - Investor Class	$39	0.74%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$105,351
Number of Portfolio Holdings	332

Portfolio Turnover Rate	44.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.4%
Financials	18.6
Industrials & Business Services	10.8
Consumer Discretionary	9.7
Communication Services	9.0
Health Care	8.4
Consumer Staples	5.2
Materials	3.8
Energy	3.2
Other	4.9

Top Ten Holdings (as a % of Net Assets)

Microsoft	4.6%
NVIDIA	4.2
Apple	3.4
Meta Platforms	2.2
Amazon.com	2.1
Alphabet	2.0
Taiwan Semiconductor Manufacturing	1.3
Visa	1.1
Broadcom	1.1
Netflix	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F203-053 8/25

Integrated Global Equity Fund

Investor Class (TQGEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Integrated Global Equity Fund

I Class (TQGIX)

This semi-annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - I Class	$30	0.58%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$105,351
Number of Portfolio Holdings	332

Portfolio Turnover Rate	44.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.4%
Financials	18.6
Industrials & Business Services	10.8
Consumer Discretionary	9.7
Communication Services	9.0
Health Care	8.4
Consumer Staples	5.2
Materials	3.8
Energy	3.2
Other	4.9

Top Ten Holdings (as a % of Net Assets)

Microsoft	4.6%
NVIDIA	4.2
Apple	3.4
Meta Platforms	2.2
Amazon.com	2.1
Alphabet	2.0
Taiwan Semiconductor Manufacturing	1.3
Visa	1.1
Broadcom	1.1
Netflix	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F572-053 8/25

Integrated Global Equity Fund

I Class (TQGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQGEX Integrated Global Equity
Fund
TQGIX Integrated Global Equity
Fund–
.
I Class

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21 $ 16 .18 $ 14 .16
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .22 0 .21 0 .31 0 .12 0 .14
Net realized and
unrealized gain/
loss 1 .80 2 .63 2 .90 ( 3 .59 ) 3 .06 2 .03
Total from
investment
activities 1 .94 2 .85 3 .11 ( 3 .28 ) 3 .18 2 .17
Distributions
Net investment
income — ( 0 .22 ) ( 0 .22 ) ( 0 .34 ) ( 0 .12 ) ( 0 .14 )
Net realized gain — ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 ) ( 0 .01 )
Total distributions — ( 0 .76 ) ( 0 .46 ) ( 2 .75 ) ( 0 .15 ) ( 0 .15 )
NET ASSET
VALUE
End of period $ 19 .86 $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21 $ 16 .18

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10 .83% 17 .94% 23 .68% ( 17 .08 ) % 19 .65% 15 .34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .11%
(4)
1 .51% 1 .90% 2 .18% 1 .77% 2 .05%
Net expenses
after waivers/
payments by
Price Associates 0 .74%
(4)
0 .74% 0 .75% 0 .73% 0 .76% 0 .74%
Net investment
income 1 .57%
(4)
1 .22% 1 .47% 1 .83% 0 .67% 1 .04%
Portfolio turnover
rate 44 .4% 48 .5% 44 .7% 102 .9% 25 .6% 32 .5%
Net assets, end
of period (in
thousands) $56,333 $26,984 $16,554 $12,547 $30,478 $22,638
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25 $ 16 .20 $ 14 .16
Investment
activities
Net investment
income
(1)(2)
0 .15 0 .24 0 .24 0 .37 0 .15 0 .16
Net realized and
unrealized gain/
loss 1 .81 2 .64 2 .89 ( 3 .64 ) 3 .07 2 .03
Total from
investment
activities 1 .96 2 .88 3 .13 ( 3 .27 ) 3 .22 2 .19
Distributions
Net investment
income — ( 0 .26 ) ( 0 .24 ) ( 0 .41 ) ( 0 .14 ) ( 0 .14 )
Net realized gain — ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 ) ( 0 .01 )
Total distributions — ( 0 .80 ) ( 0 .48 ) ( 2 .82 ) ( 0 .17 ) ( 0 .15 )
NET ASSET
VALUE
End of period $ 19 .85 $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25 $ 16 .20

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10 .96% 18 .11% 23 .84% ( 16 .98 ) % 19 .88% 15 .49%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .96%
(4)
1 .31% 1 .70% 2 .21% 1 .72% 1 .97%
Net expenses
after waivers/
payments by
Price Associates 0 .58%
(4)
0 .58% 0 .59% 0 .58% 0 .60% 0 .60%
Net investment
income 1 .60%
(4)
1 .37% 1 .64% 2 .30% 0 .84% 1 .16%
Portfolio turnover
rate 44 .4% 48 .5% 44 .7% 102 .9% 25 .6% 32 .5%
Net assets, end
of period (in
thousands) $49,018 $34,423 $17,078 $11,558 $1,268 $791
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated Global Equity Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1) 160 418
Total Argentina (Cost $396) 418
AUSTRALIA 1.6%
Common Stocks 1.6%
Brambles  8,557 132
Coles Group  9,250 127
Commonwealth Bank of Australia  347 42
Computershare  7,465 196
Downer EDI  51,725 215
Fortescue  12,092 121
Northern Star Resources  8,654 107
Qantas Airways  17,517 124
QBE Insurance Group  8,673 133
Scentre Group  55,061 129
Telstra Group  39,070 125
Westpac Banking  9,227 206
Total Australia (Cost $1,403) 1,657
AUSTRIA 0.2%
Common Stocks 0.2%
OMV  3,577 195
Total Austria (Cost $186) 195
BELGIUM 0.2%
Common Stocks 0.2%
Warehouses De Pauw 7,356 180
Total Belgium (Cost $176) 180
BRAZIL 0.9%
Common Stocks 0.8%
Banco BTG Pactual 15,700 122
Embraer  8,412 120
Klabin 31,500 107

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Localiza Rent a Car  14,200 107
Petroleo Brasileiro 21,797 136
Rede D'Or Sao Luiz  17,500 114
Suzano 8,926 84
790
Preferred Stocks 0.1%
Itau Unibanco Holding  21,652 147
147
Total Brazil (Cost $874) 937
CANADA 2.5%
Common Stocks 2.5%
Constellation Software  83 304
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
Dundee Precious Metals  11,612 187
Fairfax Financial Holdings  100 180
Finning International  4,000 171
George Weston  1,280 257
Great-West Lifeco 8,800 335
Kinaxis  (1) 2,409 358
Kinross Gold  11,238 176
Loblaw  1,085 179
Suncor Energy  6,800 255
Wesdome Gold Mines (1) 14,300 199
Total Canada (Cost $2,002) 2,601
CHILE 0.2%
Common Stocks 0.2%
Banco de Chile  706,219 107
Banco Santander Chile  1,827,494 115
Total Chile (Cost $193) 222
CHINA 3.5%
Common Stocks 3.0%
Alibaba Group Holding (HKD)  24,896 353
Aluminum Corp. of China, Class H (HKD)  102,000 69
China Hongqiao Group (HKD)  27,500 63
China Merchants Bank, Class H (HKD)  31,500 221

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
China Pacific Insurance Group, Class H (HKD)  35,400 122
China Resources Beer Holdings (HKD)  34,000 109
CMOC Group, Class H (HKD)  66,000 67
COSCO SHIPPING Holdings, Class H (HKD)  35,500 62
ENN Energy Holdings (HKD)  13,600 109
Geely Automobile Holdings (HKD)  32,000 65
Guangdong Investment (HKD)  64,000 54
NetEase (HKD)  8,800 237
PDD Holdings, ADR (USD) (1) 2,311 242
Pop Mart International Group (HKD)  2,400 82
Shandong Weigao Group Medical Polymer, Class H (HKD)  139,200 109
Sino Biopharmaceutical (HKD)  106,000 71
Sunny Optical Technology Group (HKD)  12,500 111
Tencent Holdings (HKD)  9,700 625
WuXi AppTec , Class H (HKD)  6,400 64
Xiaomi, Class B (HKD) (1) 35,600 274
ZTO Express Cayman (HKD)  5,500 97
3,206
Common Stocks - China A Shares 0.5%
CNOOC Energy Technology & Services, A Shares (CNH)  258,700 148
Eastroc Beverage Group, A Shares (CNH)  3,520 154
Meihua Holdings Group, A Shares (CNH)  34,700 52
Sany Heavy Industry, A Shares (CNH)  38,400 96
Yunnan Yuntianhua , A Shares (CNH)  14,700 45
Zhengzhou Yutong Bus, A Shares (CNH)  13,000 45
540
Total China (Cost $3,235) 3,746
DENMARK 0.3%
Common Stocks 0.3%
Novo Nordisk, Class B  1,719 119
Pandora  948 167
Total Denmark (Cost $270) 286
FINLAND 0.2%
Common Stocks 0.2%
Nokia  34,656 180
Total Finland (Cost $165) 180

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.2%
Common Stocks 2.2%
AXA  5,141 253
BNP Paribas  3,538 317
Bouygues  2,544 115
Dassault Aviation  515 182
Edenred 5,404 168
Eiffage 758 107
Eurofins Scientific  4,987 355
LVMH Moet Hennessy Louis Vuitton  82 43
Societe Generale 4,218 241
Thales  752 222
TotalEnergies 612 37
Vinci  2,078 307
Total France (Cost $2,062) 2,347
GERMANY 2.5%
Common Stocks 2.5%
BASF  4,050 200
Covestro  (1) 2,478 176
Deutsche Telekom  10,651 390
Fresenius  3,515 177
GEA Group  2,848 200
Hannover Rueck 902 284
Heidelberg Materials  888 209
Rheinmetall 28 59
SAP  1,233 377
Scout24  1,877 259
Siemens  235 61
Siemens Healthineers 3,632 202
Total Germany (Cost $2,179) 2,594
HONG KONG 0.4%
Common Stocks 0.4%
BOC Hong Kong Holdings  16,500 72
Hang Seng Bank  4,200 63
HKT Trust & HKT  77,000 115
Sands China  46,800 98

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Techtronic Industries  10,500 116
Total Hong Kong (Cost $471) 464
INDIA 0.7%
Common Stocks 0.7%
Bharti Airtel  7,947 186
Infosys  9,712 181
Page Industries  200 115
Power Grid Corp. of India  34,684 121
Union Bank of India  28,788 52
Vedanta  11,640 63
Total India (Cost $666) 718
INDONESIA 0.3%
Common Stocks 0.3%
Bank Mandiri Persero 361,000 108
Bank Rakyat Indonesia Persero 469,400 108
Telkom Indonesia Persero 687,600 118
Total Indonesia (Cost $330) 334
IRELAND 0.7%
Common Stocks 0.7%
Ryanair Holdings  8,948 254
TE Connectivity (USD)  2,850 481
Total Ireland (Cost $666) 735
ISRAEL 0.1%
Common Stocks 0.1%
ICL Group  22,929 157
Total Israel (Cost $122) 157
ITALY 0.8%
Common Stocks 0.8%
Enel  28,848 274
Poste Italiane  (3) 7,780 167

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UniCredit 5,298 355
Total Italy (Cost $500) 796
JAPAN 5.8%
Common Stocks 5.8%
Asahi Group Holdings  10,000 134
Asics  9,200 235
Canon (3) 4,400 128
Food & Life  4,600 224
Fukuoka Financial Group  5,700 152
Inpex 9,300 131
Isetan Mitsukoshi Holdings (3) 12,600 192
JFE Holdings  7,100 83
Kajima  4,500 117
KDDI  14,400 247
MatsukiyoCocokara 10,900 224
MEIJI Holdings  5,100 113
Mitsubishi Estate  8,900 167
Mitsubishi UFJ Financial Group  28,200 384
MS&AD Insurance Group Holdings  6,200 139
Nippon Express Holdings  5,500 110
Nippon Steel  9,400 178
NS Solutions (3) 3,300 93
ORIX  8,900 201
Otsuka Holdings  3,700 183
Renesas Electronics  19,500 241
Seven & i Holdings  11,900 191
Shimizu  18,600 208
SoftBank Group  3,900 284
Sony Group  15,500 403
Sumitomo  7,200 186
Sumitomo Mitsui Trust Group  7,800 207
Taiheiyo Cement  6,500 161
Taisei  2,900 169
Takeda Pharmaceutical  7,500 232
TIS  3,200 107
Tokyo Electron  1,500 287
Total Japan (Cost $5,407) 6,111

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.1%
Common Stocks 0.1%
Grupo Aeroportuario del Sureste , Class B  3,485 111
Total Mexico (Cost $113) 111
NETHERLANDS 1.7%
Common Stocks 1.7%
Adyen  (1) 178 327
ASML Holding (USD)  711 570
CVC Capital Partners  9,247 190
ING Groep 12,375 271
Koninklijke Ahold Delhaize  5,284 221
NN Group  3,549 236
Total Netherlands (Cost $1,648) 1,815
NORWAY 0.3%
Common Stocks 0.3%
Kongsberg Gruppen 7,060 274
Total Norway (Cost $160) 274
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank 28,745 78
International Container Terminal Services  9,020 66
Total Philippines (Cost $117) 144
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki 1,197 62
ORLEN  3,129 71
Total Poland (Cost $112) 133

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  9,535 241
Total Portugal (Cost $201) 241
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  27,692 132
Total Qatar (Cost $130) 132
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Al Rajhi Bank  4,522 114
Etihad Etisalat  4,675 74
Saudi National Bank  15,320 147
Total Saudi Arabia (Cost $338) 335
SINGAPORE 0.4%
Common Stocks 0.4%
DBS Group Holdings  5,390 190
United Overseas Bank  4,500 128
Yangzijiang Shipbuilding Holdings  56,200 98
Total Singapore (Cost $332) 416
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Clicks Group  5,096 107
Gold Fields  2,879 68
Woolworths Holdings  32,307 94
Total South Africa (Cost $264) 269
SOUTH KOREA 1.5%
Common Stocks 1.5%
DB Insurance  1,845 168

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Hana Financial Group  1,334 85
Hyundai Mobis 575 122
KT  1,769 73
Samsung Electronics  10,527 466
Samsung Fire & Marine Insurance  511 164
SK Hynix  1,697 366
SK Square (1) 1,192 160
Total South Korea (Cost $1,283) 1,604
SPAIN 0.6%
Common Stocks 0.6%
Amadeus IT Group (3) 3,319 281
Banco Santander  6,272 52
Iberdrola 14,775 284
Total Spain (Cost $531) 617
SWEDEN 0.6%
Common Stocks 0.6%
Spotify Technology (USD) (1) 547 420
Telefonaktiebolaget LM Ericsson, Class B  25,858 221
Total Sweden (Cost $472) 641
SWITZERLAND 1.3%
Common Stocks 1.3%
Amrize  (1) 2,224 111
Holcim  2,224 165
Julius Baer Group  3,130 213
Nestle  974 97
Novartis  1,590 193
Partners Group Holding  156 204
Roche Holding  638 208
Schindler Holding  416 155
Total Switzerland (Cost $1,271) 1,346
TAIWAN 1.6%
Common Stocks 1.6%
Alchip Technologies  1,000 106
MediaTek 6,000 257

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing  36,000 1,317
Total Taiwan (Cost $1,055) 1,680
THAILAND 0.1%
Common Stocks 0.1%
Advanced Info Service  12,100 104
Total Thailand (Cost $95) 104
TÜRKIYE 0.1%
Common Stocks 0.1%
Akbank 42,674 73
Total Türkiye (Cost $62) 73
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi Islamic Bank  12,271 72
Abu Dhabi National Oil for Distribution  54,735 54
Americana Restaurants International  138,552 85
Total United Arab Emirates (Cost $193) 211
UNITED KINGDOM 3.7%
Common Stocks 3.7%
3i Group  4,292 243
Admiral Group  5,625 253
AstraZeneca  1,330 185
BAE Systems  11,416 296
BT Group  79,599 212
Bunzl  4,904 156
Coca-Cola HBC  3,293 172
Compass Group  8,326 282
Hikma Pharmaceuticals  5,276 144
HSBC Holdings  14,531 176
Imperial Brands  9,126 360
Rolls-Royce Holdings  26,261 348
Shell  12,747 445
Unilever  5,173 316
Wise, Class A (1) 18,516 264
Total United Kingdom (Cost $3,175) 3,852

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 63.0%
Common Stocks 63.0%
AbbVie  4,347 807
Alphabet, Class A  12,127 2,137
Amazon.com (1) 10,258 2,250
American Express  1,928 615
American Tower, REIT  1,423 314
Ameriprise Financial  428 228
AMETEK  1,932 350
Apple  17,392 3,568
Applied Materials  2,430 445
AppLovin , Class A (1) 937 328
Automatic Data Processing  1,740 537
AutoZone (1) 139 516
Baker Hughes  10,736 412
Bank of America  15,500 733
Bank of New York Mellon  5,433 495
Bath & Body Works  13,042 391
Berkshire Hathaway, Class B (1) 471 229
Booking Holdings  110 637
Booz Allen Hamilton Holding  3,073 320
Broadcom  4,159 1,146
Broadridge Financial Solutions  1,643 399
Cboe Global Markets  1,500 350
Cencora 1,281 384
Charles Schwab  6,220 568
Chevron  400 57
Cigna Group  1,569 519
Citigroup  7,130 607
Coca-Cola  1,437 102
Colgate-Palmolive  2,915 265
Consolidated Edison  3,479 349
Constellation Energy  1,350 436
Corebridge Financial  10,490 372
Corpay  (1) 907 301
Costco Wholesale  197 195
CSX  13,344 435
CVS Health  7,272 502
Deere  900 458
Dollar General  2,100 240
Dover  1,161 213

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
DTE Energy  2,763 366
DuPont de Nemours  4,300 295
Elevance Health  1,075 418
Eli Lilly  716 558
Equitable Holdings  7,626 428
Equity Residential, REIT  3,213 217
Essex Property Trust, REIT  559 158
Exelon  9,414 409
Exxon Mobil  2,884 311
Fortinet (1) 4,503 476
Fortive 5,707 297
Freeport-McMoRan  6,456 280
Gaming & Leisure Properties, REIT  3,470 162
Gen Digital  6,489 191
General Electric  2,664 686
Gilead Sciences  5,172 573
Global Payments  3,547 284
GoDaddy , Class A (1) 2,378 428
Hartford Insurance Group  3,323 422
Home Depot  515 189
Intuit  882 695
Jabil  1,109 242
Johnson & Johnson  1,018 155
JPMorgan Chase  2,524 732
KeyCorp  15,958 278
Keysight Technologies (1) 2,100 344
Kimberly-Clark  3,231 417
Kinder Morgan  15,290 450
L3Harris Technologies  2,038 511
Las Vegas Sands  3,946 172
Leidos Holdings  2,806 443
Linde  200 94
Lowe's  2,250 499
Mastercard , Class A  1,654 929
McKesson  647 474
Meta Platforms, Class A  3,114 2,298
MetLife  4,209 338
Mettler -Toledo International (1) 325 382
Microsoft  9,780 4,865
Molina Healthcare (1) 1,382 412
Netflix (1) 812 1,087
Northrop Grumman  767 383
Nutanix , Class A (1) 3,600 275

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
NVIDIA  28,119 4,443
Oracle  4,109 898
O'Reilly Automotive (1) 5,550 500
Palantir Technologies, Class A (1) 610 83
PG&E  22,216 310
Philip Morris International  3,821 696
Procter & Gamble  1,691 269
PTC (1) 2,595 447
QUALCOMM  4,129 658
Ralliant  (1) 1,902 92
Reliance  927 291
ResMed 1,680 433
Salesforce  2,733 745
Schlumberger  12,970 438
SS&C Technologies Holdings  4,852 402
Stanley Black & Decker  3,546 240
State Street  4,100 436
T-Mobile U.S.  2,140 510
Teledyne Technologies (1) 576 295
Tesla (1) 2,622 833
Textron  3,666 294
U.S. Bancorp  9,744 441
Ulta Beauty (1) 863 404
UnitedHealth Group  510 159
Valero Energy  2,644 355
Ventas, REIT  2,847 180
Verisk Analytics  942 293
Viatris 41,498 371
VICI Properties, REIT  5,751 187
Visa, Class A  3,258 1,157
Vistra 2,147 416
Walmart  3,340 327
Wells Fargo  8,714 698
Wix.com (1) 610 97
Workday, Class A (1) 1,500 360
Zebra Technologies, Class A (1) 1,260 389
Zimmer Biomet Holdings  4,362 398
Total United States (Cost $53,646) 66,378

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.0%
Common Stocks 0.0%
Saigon Beer Alcohol Beverage  31,000 56
Total Vietnam (Cost $69) 56
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 614,802 615
Total Short-Term Investments (Cost $615) 615
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 729,872 730
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 730
Total Securities Lending Collateral (Cost $730) 730
Total Investments in Securities
101.0% of Net Assets
(Cost $87,915) $ 106,455
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Integrated Global Equity Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 13++
Totals $ —# $ — $ 13+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 2,806  ¤  ¤ $ 1,345
Total $ 1,345^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,345.

T. ROWE PRICE Integrated Global Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $87,915) $ 106,455
Receivable for shares sold 5,183
Receivable for investment securities sold 1,499
Foreign currency (cost $157) 158
Dividends receivable 109
Due from affiliates 10
Other assets 63
Total assets 113,477
Liabilities
Payable for shares redeemed 7,168
Obligation to return securities lending collateral 730
Payable for investment securities purchased 130
Investment management fees payable 45
Other liabilities 53
Total liabilities 8,126
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 105,351

T. ROWE PRICE Integrated Global Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 20,995
Paid-in capital applicable to 5,305,885 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 84,356
NET ASSETS $ 105,351
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $56,333; Shares outstanding: 2,836,632) $ 19.86
I Class
(Net assets: $49,018; Shares outstanding: 2,469,253) $ 19.85

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $61) $ 954
Securities lending 2
Total income 956
Expenses
Investment management 226
Shareholder servicing
Investor Class $ 40
I Class 7 47
Prospectus and shareholder reports
Investor Class 3
I Class 2 5
Custody and accounting 106
Legal and audit 25
Registration 24
Miscellaneous 8
Waived / paid by Price Associates (159)
Total expenses 282
Net investment income 674

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $3) 1,844
Foreign currency transactions 2
Net realized gain 1,846
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(5)) 7,081
Other assets and liabilities denominated in foreign currencies 7
Change in net unrealized gain / loss 7,088
Net realized and unrealized gain / loss 8,934
INCREASE IN NET ASSETS FROM OPERATIONS $ 9,608

T. ROWE PRICE Integrated Global Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 674 $ 634
Net realized gain 1,846 3,546
Change in net unrealized gain / loss 7,088 3,146
Increase in net assets from operations 9,608 7,326
Distributions to shareholders
Net earnings
Investor Class – (1,048)
I Class – (1,453)
Decrease in net assets from distributions – (2,501)
Capital share transactions
*
Shares sold
Investor Class 38,063 18,512
I Class 15,959 19,396
Distributions reinvested
Investor Class – 763
I Class – 1,415
Shares redeemed
Investor Class (13,805) (11,197)
I Class (5,881) (5,939)
Increase in net assets from capital share
transactions 34,336 22,950
Net Assets
Increase during period 43,944 27,775
Beginning of period 61,407 33,632
End of period $ 105,351 $ 61,407
*Share information (000s)
Shares sold
Investor Class 2,052 1,040
I Class 867 1,103
Distributions reinvested
Investor Class – 42
I Class – 77
Shares redeemed
Investor Class (721) (622)
I Class (322) (336)
Increase in shares outstanding 1,876 1,304

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated Global
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Integrated Global Equity Fund
(Investor Class) and the Integrated Global Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Integrated Global Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $311,000 of net gain on
$1,691,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Integrated Global Equity Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated Global Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Integrated Global Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 68,509 $ 36,454 $ — $ 104,963
Preferred Stocks — 147 — 147
Short-Term Investments 615 — — 615
Securities Lending Collateral 730 — — 730
Total $ 69,854 $ 36,601 $ — $ 106,455

T. ROWE PRICE Integrated Global Equity Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $702,000; the value of cash collateral and related investments was $730,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $73,946,000 and
$37,054,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Integrated Global Equity Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $88,006,000. Net unrealized gain aggregated
$18,445,000 at period-end, of which $20,053,000 related to appreciated investments and $1,608,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in

T. ROWE PRICE Integrated Global Equity Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $978,000 remain subject to repayment by the fund

T. ROWE PRICE Integrated Global Equity Fund

at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $27,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(80) $(79)

T. ROWE PRICE Integrated Global Equity Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Integrated Global Equity Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated Global Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Integrated Global Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F203-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025